UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Tradr
2X Long LITE
Daily ETF
LITX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long LITE Daily ETF (“Fund”) for the period of January 26, 2026 (commencement of operations) to January 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/litx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long LITE Daily ETF (LITX)	$3	1.49%[2]
1	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire semi-annual period of August 1, 2025 to January 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,917,644
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Top Ten Holdings
Cash*	97%
Swap	3%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/litx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long LITE Daily ETF
Tradr
2X Long SNDK
Daily ETF
SNXX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long SNDK Daily ETF (“Fund”) for the period of January 26, 2026 (commencement of operations) to January 31, 2026. You can find additional information about the Fund at www.tradretfs.com/snxx#literature. You can also request this information by contacting us at (833) 297-2587.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SNDK Daily ETF (SNXX)	$3	1.49%[2]
1	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire semi-annual period of August 1, 2025 to January 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$169,945,056
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Top Ten Holdings
Cash*	90%
Swap	10%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/snxx#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 297-2587 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Tradr 2X Long SNDK Daily ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Tradr 2X Long LITE Daily ETF

(LITX)

Tradr 2X Long SNDK Daily ETF

(SNXX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JANUARY 31, 2026

Tradr ETFs

Each a series of Investment Managers Series Trust II

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the Tradr ETFs (the “ETFs”). This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective shareholder report and prospectus.

www.tradretfs.com

Tradr 2X Long LITE Daily ETF

SCHEDULE OF INVESTMENTS

As of January 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$40,917,644
TOTAL NET ASSETS — 100.0%	$40,917,644

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Lumentum Holdings, Inc.	Receive	6.13% (OBFR01* + 250bps)	At Maturity	3/3/2027	$80,520,477	$-	$1,342,451
TOTAL EQUITY SWAP CONTRACTS								$1,342,451

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of January 31, 2026.

See accompanying Notes to Financial Statements.

1

Tradr 2X Long SNDK Daily ETF

SCHEDULE OF INVESTMENTS

As of January 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$169,945,056
TOTAL NET ASSETS — 100.0%	$169,945,056

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	SanDisk Corporation	Receive	6.38% (OBFR01* + 275bps)	At Maturity	3/3/2027	$323,150,778	$-	$16,787,967
TOTAL EQUITY SWAP CONTRACTS								$16,787,967

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of January 31, 2026.

See accompanying Notes to Financial Statements.

2

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of January 31, 2026 (Unaudited)

	Tradr 2X Long LITE Daily ETF		Tradr 2X Long SNDK Daily ETF
Assets:
Cash	$11,564,511		$2,338,623
Cash collateral held for open swap contracts	1,550,000		115,170,000
Unrealized appreciation on open swap contracts	1,342,451		16,787,967
Receivables:
Fund shares sold	26,793,915		37,138,167
Total assets	41,250,877		171,434,757

Liabilities:
Payables:
Fund shares redeemed	331,061		1,478,136
Advisory fees	2,172		11,565
Total liabilities	333,233		1,489,701
Net Assets	$40,917,644		$169,945,056

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$39,577,278		$153,168,011
Total distributable earnings (accumulated deficit)	1,340,366		16,777,045
Net Assets	$40,917,644		$169,945,056
Shares of beneficial interest issued and outstanding	3,585,000	[1]	4,600,000
Net asset value per share	$11.41		$36.94

[1]	The Fund had a 3-1 forward stock split after the close of business March 9, 2026, of which was reflected as of January 31, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

3

Tradr Funds

STATEMENTS OF OPERATIONS

For the Period Ended January 31, 2026 (Unaudited)

	Tradr 2X Long LITE Daily ETF[1]	Tradr 2X Long SNDK Daily ETF[1]
Investment Income:
Interest	$62	$618
Total investment income	62	618

Expenses:
Advisory fees	2,172	11,565
Total expenses	2,172	11,565
Net investment income (loss)	(2,110)	(10,947)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	25	25
Net realized gain (loss)	25	25
Net change in unrealized appreciation/depreciation on:
Swap contracts	1,342,451	16,787,967
Net change in unrealized appreciation/depreciation	1,342,451	16,787,967
Net realized and unrealized gain (loss)	1,342,476	16,787,992

Net Increase (Decrease) in Net Assets from Operations	$1,340,366	$16,777,045

[1]	The Fund commenced operations on January 26, 2026.

See accompanying Notes to Financial Statements.

4

Tradr 2X Long LITE Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended January 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(2,110)
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	1,342,451
Net increase (decrease) in net assets resulting from operations	1,340,366

Capital Transactions:
Net proceeds from shares sold	39,908,339
Cost of shares redeemed	(331,061)
Net increase (decrease) in net assets from capital transactions	39,577,278

Total increase (decrease) in net assets	40,917,644

Net Assets:
Beginning of period	-
End of period	$40,917,644

Capital Share Transactions[2]:
Shares sold	3,615,000
Shares redeemed	(30,000)
Net increase (decrease) in capital share transactions	3,585,000

[1]	The Fund commenced operations on January 26, 2026.
[2]	The Fund had a 3-1 forward stock split after the close of business March 9, 2026, of which was reflected as of January 31, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

5

Tradr 2X Long SNDK Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended January 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(10,947)
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	16,787,967
Net increase (decrease) in net assets resulting from operations	16,777,045

Capital Transactions:
Net proceeds from shares sold	154,646,147
Cost of shares redeemed	(1,478,136)
Net increase (decrease) in net assets from capital transactions	153,168,011

Total increase (decrease) in net assets	169,945,056

Net Assets:
Beginning of period	-
End of period	$169,945,056

Capital Share Transactions:
Shares sold	4,640,000
Shares redeemed	(40,000)
Net increase (decrease) in capital share transactions	4,600,000

[1]	The Fund commenced operations on January 26, 2026.

See accompanying Notes to Financial Statements.

6

Tradr 2X Long LITE Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended January 31, 2026[1,2] (Unaudited)
Net asset value, beginning of period	$8.33
Income from Investment Operations:
Net investment income (loss)[3]	- [4]
Net realized and unrealized gain (loss)	3.08
Total from investment operations	3.08
Net asset value, end of period	$11.41

Total return[5,6]	36.96%[7]

Total return at market price[5,8]	43.00%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,918

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[9]
After fees waived and expenses absorbed/recovered	1.49%[9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(1.45)%[9]
After fees waived and expenses absorbed/recovered	(1.45)%[9]

Portfolio turnover rate	0%[7]

[1]	The Fund had a 3-1 forward stock split after the close of business March 9, 2026, of which was reflected as of January 31, 2026. See Note 1 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on January 26, 2026.
[3]	Based on average shares outstanding during the period.
[4]	Amount represents less than $0.01 per share.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[7]	Not annualized.
[8]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[9]	Annualized.

See accompanying Notes to Financial Statements.

7

Tradr 2X Long SNDK Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended January 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	(0.01)
Net realized and unrealized gain (loss)	11.95
Total from investment operations	11.94
Net asset value, end of period	$36.94

Total return[3,4]	47.76%[5]

Total return at market price[3,6]	47.84%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$169,945

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[7]
After fees waived and expenses absorbed/recovered	1.49%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(1.41)%[7]
After fees waived and expenses absorbed/recovered	(1.41)%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on January 26, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Not annualized.
[6]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE Exchange (the “Exchange”). The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the Exchange.
[7]	Annualized.

See accompanying Notes to Financial Statements.

8

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Unaudited)

Note 1 – Organization

Tradr 2X Long LITE Daily ETF (the “2X Long LITE Daily ETF”) and Tradr 2X Long SNDK Daily ETF (the “2X Long SNDK Daily ETF”) (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds seek leveraged investment results, before fees and expenses, of the daily performance of the Funds’ underlying security listed in the table below. The Funds are actively managed exchange-traded funds (“ETF”).

The Funds’ commencement of operations, underlying security and leverage are as follows:

Fund Name	Commencement of Operations	Underlying Security	Leverage
2X Long LITE Daily ETF	January 26, 2026	Lumentum Holdings, Inc.	200%
2X Long SNDK Daily ETF	January 26, 2026	SanDisk Corporation	200%

On February 24, 2026, the Trust’s Board approved a three-for-one forward share split for shares of the 2X Long LITE Daily ETF effective after the close of business on March 9, 2026. On March 10, 2026, shareholders will be deemed to hold three Fund shares for every one Fund share previously held as of the close of business on March 9, 2026. The forward share split did not change the total value of the shareholders’ investments in the Fund. This forward share split has been retroactively adjusted in the financial statements.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

9

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2026 (Unaudited)

(b) Swap Agreements

Each Fund will enter into swap agreements to pursue its investment objective of delivering a specific multiple (e.g. 200% or - 200%) return to its underlying common stock or ETF for a single day. The swap agreements may include as a reference asset investment vehicle that seek exposure to the underlying common stock or ETF.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index. A Fund may use a combination of swaps on the underlying ETF and swaps on various investment vehicles that are designed to track the performance of the underlying ETF. The underlying investment vehicle may not track the performance of the underlying ETF due to embedded costs and other factors, which may increase a Fund’s correlation risk and impact a Fund’s ability to correlate with the underlying common stock or ETF.

With respect to the use of swap agreements, if the underlying common stock or ETF has a dramatic intraday move that causes a material decline in net assets, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with its investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using swap agreements may also have the effect of lowering each Fund’s return.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(d) Capital Share Transactions

Fund Shares are listed and traded on the CBOE Exchange (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are issued and redeemed for cash.

10

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2026 (Unaudited)

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for each Fund is $250, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for each Fund is $250, regardless of the number of Creation Units created in the transaction. In addition, a variable fee, payable to a Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

11

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2026 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of each Fund:

Investment Advisory Fee
2X Long LITE Daily ETF	1.49%
2X Long SNDK Daily ETF	1.49%

The Advisor has agreed to pay all expenses of the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

12

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2026 (Unaudited)

Brown Brothers Harriman & Co. serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.

Note 4 – Federal Income Taxes

At January 31, 2026, cost of investments, gross unrealized appreciation, and gross unrealized depreciation on investments owned by the Funds, based on cost for federal income tax purposes were $0.

Note 5 – Investment Transactions

There were no purchases and sales of investments for the period ended January 31, 2026.

Note 6 – Distribution Plan

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. The Funds do not and have no current intention of paying 12b-1 fees. However, in the event 12b-1 fees are charged in the future because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of shareholders’ investment and may cost shareholders more than certain other types of sales charges.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

13

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2026 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2026, in valuing the Funds’ assets and liabilities carried at fair value:

Assets
Level 2
Fund*	Swap Contracts**
2X Long LITE Daily ETF	$1,342,451
2X Long SNDK Daily ETF	16,787,967

*	The Funds did not hold any Level 1 or 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 9 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Funds invested in swap contracts during the period ended January 31, 2026.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of January 31, 2026, by risk category are as follows:

14

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2026 (Unaudited)

Fund	Statements of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value
2X Long LITE Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	$1,342,451
2X Long SNDK Daily ETF	Unrealized appreciation/depreciation on open swap contracts	Equity contracts	16,787,967

The effects of derivative instruments on the Statements of Operations for the period ended January 31, 2026, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long LITE Daily ETF	Equity contracts	$25
2X Long SNDK Daily ETF	Equity contracts	25

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long LITE Daily ETF	Equity contracts	$1,342,451
2X Long SNDK Daily ETF	Equity contracts	16,787,967

The average quarterly volume of derivative instruments held by the Funds during the period ended January 31, 2026, are as follows:

Fund	Derivatives not designated as hedging instruments	Investment	Notional Value
2X Long LITE Daily ETF	Equity contracts	Open Swap Contracts	$80,520,477
2X Long SNDK Daily ETF	Equity contracts	Open Swap Contracts	323,150,778

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

15

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2026 (Unaudited)

Note 12 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Funds are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Funds beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Funds.

Note 13 – New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

16

Tradr Funds

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement

At a meeting held on December 16, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) for an initial two-year term, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

●	Tradr 2X Long LITE Daily ETF, and
●	Tradr 2X Long SNDK Daily ETF.

In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with each Fund; and reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of each Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Trading – Leveraged Equity category (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Tradr Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Nature, Extent, and Quality of Services

The Board noted that although there was no relevant performance information for it to review with respect to the Funds, it was familiar with the Advisor as the investment advisor for many other series of the Trust, including other ETFs based on the performance of single stocks. The Board considered the overall quality of the services to be provided by the Advisor to each Fund. In doing so, the Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the day-to-day activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage each Fund, and that the Advisor would provide each Fund with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios

The Board reviewed information regarding each Fund’s proposed advisory fee and estimated annual total expenses. The meeting materials indicated that each Fund’s proposed annual investment advisory fee of 1.49% (gross of fee waivers) was lower than the Peer Group median, but higher than the Fund Universe median by 0.24%. The Board considered the Advisor’s assertion that the proposed advisory fee is justified because each Fund is an innovative and unique product that is not otherwise available to investors. The Board also noted that the proposed annual investment advisory fee for each Fund was the same as that of certain other daily ETFs managed by the Advisor based on the performance of single stocks, and was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The meeting materials indicated that each Fund’s estimated annual total expenses of 1.49% (net of fee waivers) were lower than the Peer Group median, but higher than the Fund Universe median by 0.44%. The Board noted that the Funds’ higher estimated annual total expenses were in part attributable to the Funds’ higher advisory fees. The Board also noted that the estimated annual net expense ratio for each Fund was the same as that of certain other daily ETFs managed by the Advisor based on the performance of single stocks. The Board also considered the Advisor’s belief that the net expense ratio for each Fund is set at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that, in light of the services proposed to be provided by the Advisor to each Fund, the compensation proposed to be paid to the Advisor under the Advisory Agreement would be fair and reasonable.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information relating to the estimated profitability to the Advisor of its proposed relationship with each Fund during its first year of operations, taking into account estimated assets of $20 million. The Board determined that the anticipated profit level with respect to each Fund was reasonable.

Tradr Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The Board noted that the potential benefits received by the Advisor as a result of its proposed relationship with the Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Funds’ asset levels would likely be too low to achieve significant economies of scale during the Funds’ initial startup period, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	04/06/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	04/06/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	04/06/2026